Schedule of actuarial gains and losses recognized in shareholders' equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Gain/(loss) recognized in shareholders' equity	R$ (444,480)	R$ 103,805	R$ 477,316
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Gain/(loss) recognized in shareholders' equity	R$ (63,623)	R$ (189,907)	R$ 7,433